Net Loss per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Diluted Net Loss

	Three Months Ended March 31,
	2025	2024
Options to purchase Common Stock	147,000	147,000
Unvested restricted stock units	1,912,895	1,708,023
Warrants for Common Stock	12,364,114	12,181,019
Convertible debt	5,468,831	2,799,420
Deferred underwriter fees	3,174,999	3,174,999
Loan extensions	3,274,182	3,274,182
Total	26,342,021	23,284,643

As a result of the Company reporting net loss attributable to common stockholders for all periods presented herein, the following common stock equivalents were excluded from the computation of diluted net loss per common share for the years ended December 31, 2024 and 2023 because including them would have been antidilutive (in thousands):

	For the year ended December 31,
	2024	2023
Employee stock options	147,000	-
Restricted stock units	1,625,404	-
Warrants for common stock	12,364,114	12,181,019
Convertible debt	8,549,417	1,450,547
Deferred underwriter fees	3,174,999	3,174,999
Loan extensions	3,274,182	3,274,182
Total common stock equivalents	29,135,116	20,080,747